CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Interest income	$ 46,070	$ 63,322	$ 214,588	$ 416,234	$ 385,849
Total revenues	548,059	596,597	2,366,942	2,549,540	642,500
Expenses
Property operating expense	270,742	284,959	1,150,656	1,046,313	62,537
Interest expense	134,889	138,699	552,838	536,256	125,249
Investment and servicing expense	18,449	18,579	67,113	67,455	23,499
Transaction costs	2,504	716	7,266	95,859	39,684
Placement fees	309	123	7,615	824	900
Depreciation and amortization	111,352	114,760	443,302	508,514	82,828
Provision for loan loss	3,611	5,375	43,034	19,741	35,005
Impairment loss	25,622	153,398	587,275	420,316	11,310
Compensation expense	31,517	47,089	213,882	338,766	103,982
Carried interest and incentive compensation	1,272	0	7,485	0	0
Administrative expenses	22,385	23,433	92,431	106,279	48,100
Total expenses	622,652	787,131	3,172,897	3,140,323	533,094
Gain on sale of real estate	29,453	16,151	159,598	112,758	70,728
Other gain (loss), net	(49,069)	75,256	51,706	(25,814)	18,416
Equity method earnings (losses)	34,063	30,082	(9,601)	283,283	99,348
Equity method earnings—carried interest	4,896	0	9,525	0	0
Income (loss) before income taxes	(55,250)	(69,045)	(594,727)	(220,556)	297,898
Income tax benefit (expense)	(1,198)	32,793	59,970	100,495	(4,196)
Income (loss) from continuing operations	(56,448)	(36,252)	(534,757)	(120,061)	293,702
Income (loss) from discontinued operations	26,293	9,094	39,582	55,448	(2,976)
Net income (loss)	(30,155)	(27,158)	(495,175)	(64,613)	290,726
Redeemable noncontrolling interests
Redeemable noncontrolling interests	1,444	(696)	(3,708)	23,543	0
Investment entities	49,988	19,243	67,994	129,996	163,084
Operating Company	(6,611)	(4,378)	(39,854)	(20,261)	12,324
Net income (loss) attributable to Colony Capital, Inc.	(74,976)	(41,327)	(519,607)	(197,891)	115,318
Preferred stock redemption (Note 16)			(3,995)	4,530	0
Preferred stock dividends	27,137	31,387	117,097	130,672	48,159
Net income (loss) attributable to common stockholders	$ (102,113)	$ (72,714)	$ (632,709)	$ (333,093)	$ 67,159
Basic earnings (loss) per share
Income (loss) from continuing operations per basic common share (in dollars per share)	$ (0.23)	$ (0.15)	$ (1.31)	$ (0.70)	$ 0.40
Net income (loss) per basic common share (in dollars per share)	(0.21)	(0.14)	(1.28)	(0.64)	0.39
Diluted earnings (loss) per share
Income (loss) from continuing operations per diluted common share (in dollars per share)	(0.23)	(0.15)	(1.31)	(0.70)	0.40
Net income (loss) per diluted common share (in dollars per share)	$ (0.21)	$ (0.14)	$ (1.28)	$ (0.64)	$ 0.39
Weighted average number of shares
Basic (in shares)	478,874	530,680	496,993	532,600	164,570
Diluted (in shares)	478,874	530,680	496,993	532,600	164,570
Property operating income
Revenues
Income	$ 458,898	$ 487,093	$ 1,960,559	$ 1,873,055	$ 176,412
Fee income ($143,218, $180,892 and $67,731 from affiliates, respectively)
Revenues
Income	31,028	35,528	144,443	216,767	67,731
Other income ($34,695, $25,630 and $4,296 from affiliates, respectively)
Revenues
Income	$ 12,063	$ 10,654	$ 47,352	$ 43,484	$ 12,508